Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Other Reserves [Abstract]
Summary of Other Reserves

Other reserves consist of the following (in thousands):

	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Other	Total other reserves
At December 31, 2016	$747	$(8,666)	$27,776	$-	$-	$-	$19,857
Transactions with non-controlling interests	-	-	-	-	2,161	-	2,161
Share based payments - equity settled	-	-	16,457	-	-	-	16,457
At December 31, 2017	747	(8,666)	44,233	-	2,161	-	38,475
Movement in cash flow hedge reserve	-	-	-	436	-	-	436
Share based payments - equity settled	-	-	28,563	-	-	-	28,563
At December 31, 2018	747	(8,666)	72,796	436	2,161	-	67,474
Shares issued - acquisition of a subsidiary	-	-	-	-	393,853	-	393,853
Movement in cash flow hedge reserve	-	-	-	(3,385)	-	-	(3,385)
Share based payments - equity settled	-	-	76,383	-	-	-	76,383
Share based payments - reverse vesting shares	-	-	(82,646)	-	-	-	(82,646)
Exercise of warrants	(747)	-	-	-	-	-	(747)
Transaction with non-controlling interests	-	-	-	-	-	(101,311)	(101,311)
Impairment loss on revaluation of investments	-	-	-	-	-	(100)	(100)
Remeasurement loss on legally required severance plan	-	-	-	-	-	(58)	(58)
At December 31, 2019	$-	$(8,666)	$66,533	$(2,949)	$396,014	$(101,469)	$349,463